Other Operating Expenses (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other expense by nature [Abstract]
Sales taxes	$ 8,116,846	$ 10,866,557	$ 10,430,538
Provisions for reorganization	2,858,723	3,188,547
Provisions for legal and administrative proceedings	1,004,990	2,903,150	1,301,014
Contributions to the Deposits Guarantee Fund (Note 46)	696,691	824,817	826,050
Loss on initial recognition of loans bearing below market interest rate	627,182	2,069,574	1,342,077
Expected credit losses on financial guarantee and loan commitments	537,694	482,866	78,062
Damage claims	85,793	229,208	405,915
Loss on sale of non-current assets held for sale			536,147
Other operating expenses	1,662,299	1,463,693	1,801,028
Total Other Operating Expenses	$ 15,590,218	$ 22,028,412	$ 16,720,831